Pay vs Performance Disclosure		5 Months Ended	7 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended
		May 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO NEOs and Company performance for fiscal years listed below. The C&TD Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.

Year	Summary Compen- sation Table Total for Bhavesh Patel(1) ($)	Compen- sation Actually paid to Bhavesh Patel(1)(2) ($)	Summary Compen- sation Table Total for Kenneth Lane(1) ($)	Compen- sation Actually Paid to Kenneth Lane(1)(2) ($)	Summary Compen- sation Table Total for Peter Vanacker(1) ($)	Compen- sation Actually Paid to Peter Vanacker(1)(2) ($)	Average Summary Compen- sation Table Total for Non-PEO NEOs(1) ($)	Average Compen- sation Actually Paid to Non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income ($MM)	EBITDA(4) ($MM)
									TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	—	—	8,798,076	9,046,842	17,018,989	14,863,867	5,818,984	6,400,521	106.81	131.89	3,889	6,301
2021	19,011,033	1,514,901	—	—	—	—	4,615,231	4,648,678	107.73	148.63	5,617	8,689
2020	15,570,513	16,833,907	—	—	—	—	3,288,167	3,043,798	102.57	118.05	1,427	3,285
(1)

Bhavesh Patel was our PEO from January 1, 2020 to December 31, 2021. Kenneth Lane (who served as Interim CEO) was our PEO from January 1, 2022 to May 22, 2022. Peter Vanacker is our PEO since May 23, 2022. The Non-PEO NEOs for whom the average compensation is presented in this table are:

(a)

for 2022: Michael McMurray, Torkel Rhenman, Jeffrey Kaplan, and Jim Guilfoyle;

(b)

for 2021: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle; and

(c)

for 2020: Michael McMurray, Kenneth Lane, Torkel Rhenman, Jeffrey Kaplan, and Daniel Coombs.

(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in the table below. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2020		2021		2022
	Bhavesh Patel ($)	Average Non-PEO NEOs ($)	Bhavesh Patel ($)	Average Non-PEO NEOs ($)	Kenneth Lane ($)	Peter Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	15,570,513	3,288,167	19,011,033	4,615,231	8,798,076	17,018,989	5,818,984
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(17,552)	(14,369)	(16,967)	(15,007)	(11,365)	(13,547)	(8,207)
Amount added for current year service cost	12,749	11,602	13,190	13,803	12,312	11,758	13,705
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—
Total Adjustments for Pension	(4,803)	(2,767)	(3,777)	(1,204)	947	(1,789)	5,498
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,812,570)	(2,042,612)	(13,102,970)	(2,506,411)	(4,299,929)	(12,176,040)	(2,334,990)
Year-end fair value of unvested awards granted in the current year	16,001,410	2,244,968	3,227,848	3,023,906	4,076,099	10,022,707	2,406,671
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,156,187)	(31,678)	(8,475,641)	(674,946)	363,333	—	357,892
Fair values at vest date for awards granted and vested in current year	—	13,751	2,770,173	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,764,456)	(249,966)	2,686,284	192,102	108,316	—	146,466
Forfeitures during current year equal to prior year-end fair value	—	(176,065)	(4,598,049)	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	1,268,197	(241,602)	(17,492,355)	34,651	247,819	(2,153,333)	576,039
Compensation Actually Paid (as calculated)	16,833,907	3,043,798	1,514,901	4,648,678	9,046,842	14,863,867	6,400,521

(3)

The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested, for the period starting December 31, 2019 through the end of the listed year, in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(4)

We determined EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. More information on EBITDA can be found in Appendix A to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name				EBITDA
Named Executive Officers, Footnote [Text Block]
(1)

Bhavesh Patel was our PEO from January 1, 2020 to December 31, 2021. Kenneth Lane (who served as Interim CEO) was our PEO from January 1, 2022 to May 22, 2022. Peter Vanacker is our PEO since May 23, 2022. The Non-PEO NEOs for whom the average compensation is presented in this table are:

(a)

for 2022: Michael McMurray, Torkel Rhenman, Jeffrey Kaplan, and Jim Guilfoyle;

(b)

for 2021: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle; and

(c)

for 2020: Michael McMurray, Kenneth Lane, Torkel Rhenman, Jeffrey Kaplan, and Daniel Coombs.

Peer Group Issuers, Footnote [Text Block]
(3)

The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested, for the period starting December 31, 2019 through the end of the listed year, in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	[1]	$ 8,798,076	$ 17,018,989		$ 19,011,033	$ 15,570,513
PEO Actually Paid Compensation Amount	[1],[2]	$ 9,046,842	$ 14,863,867		1,514,901	16,833,907
Adjustment To PEO Compensation, Footnote [Text Block]
(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in the table below. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2020		2021		2022
	Bhavesh Patel ($)	Average Non-PEO NEOs ($)	Bhavesh Patel ($)	Average Non-PEO NEOs ($)	Kenneth Lane ($)	Peter Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	15,570,513	3,288,167	19,011,033	4,615,231	8,798,076	17,018,989	5,818,984
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(17,552)	(14,369)	(16,967)	(15,007)	(11,365)	(13,547)	(8,207)
Amount added for current year service cost	12,749	11,602	13,190	13,803	12,312	11,758	13,705
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—
Total Adjustments for Pension	(4,803)	(2,767)	(3,777)	(1,204)	947	(1,789)	5,498
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,812,570)	(2,042,612)	(13,102,970)	(2,506,411)	(4,299,929)	(12,176,040)	(2,334,990)
Year-end fair value of unvested awards granted in the current year	16,001,410	2,244,968	3,227,848	3,023,906	4,076,099	10,022,707	2,406,671
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,156,187)	(31,678)	(8,475,641)	(674,946)	363,333	—	357,892
Fair values at vest date for awards granted and vested in current year	—	13,751	2,770,173	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,764,456)	(249,966)	2,686,284	192,102	108,316	—	146,466
Forfeitures during current year equal to prior year-end fair value	—	(176,065)	(4,598,049)	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	1,268,197	(241,602)	(17,492,355)	34,651	247,819	(2,153,333)	576,039
Compensation Actually Paid (as calculated)	16,833,907	3,043,798	1,514,901	4,648,678	9,046,842	14,863,867	6,400,521

Non-PEO NEO Average Total Compensation Amount	[1]			$ 5,818,984	4,615,231	3,288,167
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]			$ 6,400,521	4,648,678	3,043,798
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in the table below. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2020		2021		2022
	Bhavesh Patel ($)	Average Non-PEO NEOs ($)	Bhavesh Patel ($)	Average Non-PEO NEOs ($)	Kenneth Lane ($)	Peter Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	15,570,513	3,288,167	19,011,033	4,615,231	8,798,076	17,018,989	5,818,984
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(17,552)	(14,369)	(16,967)	(15,007)	(11,365)	(13,547)	(8,207)
Amount added for current year service cost	12,749	11,602	13,190	13,803	12,312	11,758	13,705
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—
Total Adjustments for Pension	(4,803)	(2,767)	(3,777)	(1,204)	947	(1,789)	5,498
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,812,570)	(2,042,612)	(13,102,970)	(2,506,411)	(4,299,929)	(12,176,040)	(2,334,990)
Year-end fair value of unvested awards granted in the current year	16,001,410	2,244,968	3,227,848	3,023,906	4,076,099	10,022,707	2,406,671
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,156,187)	(31,678)	(8,475,641)	(674,946)	363,333	—	357,892
Fair values at vest date for awards granted and vested in current year	—	13,751	2,770,173	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,764,456)	(249,966)	2,686,284	192,102	108,316	—	146,466
Forfeitures during current year equal to prior year-end fair value	—	(176,065)	(4,598,049)	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	1,268,197	(241,602)	(17,492,355)	34,651	247,819	(2,153,333)	576,039
Compensation Actually Paid (as calculated)	16,833,907	3,043,798	1,514,901	4,648,678	9,046,842	14,863,867	6,400,521

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Other NEO Compensation Actually Paid and EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Chemicals Index over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial and Non-Financial Performance Measures

The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2022 to Company performance:

(in alphabetical order)
EBITDA
Fixed Costs
Free Cash Flow per Share
Safety
Sustainability

Total Shareholder Return Amount	[3]			$ 106.81	107.73	102.57
Peer Group Total Shareholder Return Amount	[3]			131.89	148.63	118.05
Net Income (Loss)				$ 3,889	$ 5,617	$ 1,427
Company Selected Measure Amount	[4]			6,301	8,689	3,285
PEO Name		Kenneth Lane	Peter Vanacker				Bhavesh Patel
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Fixed Costs
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Free Cash Flow per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name				Safety
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name				Sustainability
PEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (11,365)	$ (13,547)		$ (16,967)	$ (17,552)
PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		947	(1,789)		(3,777)	(4,803)
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,312	11,758		13,190	12,749
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,299,929)	(12,176,040)		(13,102,970)	(11,812,570)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		247,819	(2,153,333)		(17,492,355)	1,268,197
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,076,099	$ 10,022,707		3,227,848	16,001,410
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		363,333			(8,475,641)	(1,156,187)
PEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,770,173
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 108,316			2,686,284	(1,764,456)
PEO [Member] | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(4,598,049)
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (8,207)	(15,007)	(14,369)
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,498	(1,204)	(2,767)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				13,705	13,803	11,602
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,334,990)	(2,506,411)	(2,042,612)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				576,039	34,651	(241,602)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,406,671	3,023,906	2,244,968
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				357,892	(674,946)	(31,678)
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						13,751
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 146,466	$ 192,102	(249,966)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount						$ (176,065)

[1]
(1)

Bhavesh Patel was our PEO from January 1, 2020 to December 31, 2021. Kenneth Lane (who served as Interim CEO) was our PEO from January 1, 2022 to May 22, 2022. Peter Vanacker is our PEO since May 23, 2022. The Non-PEO NEOs for whom the average compensation is presented in this table are:

(a)

for 2022: Michael McMurray, Torkel Rhenman, Jeffrey Kaplan, and Jim Guilfoyle;

(b)

for 2021: Michael McMurray, Kenneth Lane, Torkel Rhenman, and Jim Guilfoyle; and

(c)

for 2020: Michael McMurray, Kenneth Lane, Torkel Rhenman, Jeffrey Kaplan, and Daniel Coombs.

[2]
(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in the table below. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2020		2021		2022
	Bhavesh Patel ($)	Average Non-PEO NEOs ($)	Bhavesh Patel ($)	Average Non-PEO NEOs ($)	Kenneth Lane ($)	Peter Vanacker ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	15,570,513	3,288,167	19,011,033	4,615,231	8,798,076	17,018,989	5,818,984
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	(17,552)	(14,369)	(16,967)	(15,007)	(11,365)	(13,547)	(8,207)
Amount added for current year service cost	12,749	11,602	13,190	13,803	12,312	11,758	13,705
Amount added for prior service cost impacting current year	—	—	—	—	—	—	—
Total Adjustments for Pension	(4,803)	(2,767)	(3,777)	(1,204)	947	(1,789)	5,498
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(11,812,570)	(2,042,612)	(13,102,970)	(2,506,411)	(4,299,929)	(12,176,040)	(2,334,990)
Year-end fair value of unvested awards granted in the current year	16,001,410	2,244,968	3,227,848	3,023,906	4,076,099	10,022,707	2,406,671
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(1,156,187)	(31,678)	(8,475,641)	(674,946)	363,333	—	357,892
Fair values at vest date for awards granted and vested in current year	—	13,751	2,770,173	—	—	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(1,764,456)	(249,966)	2,686,284	192,102	108,316	—	146,466
Forfeitures during current year equal to prior year-end fair value	—	(176,065)	(4,598,049)	—	—	—	—
Dividends or dividend equivalents not otherwise included in the total compensation	—	—	—	—	—	—	—
Total Adjustments for Equity Awards	1,268,197	(241,602)	(17,492,355)	34,651	247,819	(2,153,333)	576,039
Compensation Actually Paid (as calculated)	16,833,907	3,043,798	1,514,901	4,648,678	9,046,842	14,863,867	6,400,521

[3]
(3)

The Peer Group TSR set forth in this table utilizes the S&P 500 Chemicals Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested, for the period starting December 31, 2019 through the end of the listed year, in the Company and in the S&P 500 Chemicals Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

[4]
(4)

We determined EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. More information on EBITDA can be found in Appendix A to this proxy statement. We may determine a different financial performance measure to be the most important financial performance measure in future years.